Debt Issuance Costs (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2014
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 75,818	$ 13,848	$ 37,556	$ 28,229
Warrant [Member]
Debt Instrument [Line Items]
Debt discount			323,021
Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Deferred financing cost	$ 7,425		$ 27,500
Debt Instrument, Term			42 months
Secured Loan - Square 1 Bank [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount			$ 323,021		$ 323,021